Condensed Consolidated Interim Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2020	Jan. 31, 2019	Jul. 31, 2019	Jul. 31, 2018
Income Statement [Abstract]
Sales	$ 1,572,284	$ 1,195,745	$ 3,013,910	$ 2,521,723	$ 5,336,557	$ 2,692,979
Sales tax	(356,394)	(115,927)	(554,918)	(247,346)	(724,339)	(279,931)
Net sales					4,612,218	2,413,048
Cost of sales	(686,691)	(575,948)	(1,609,664)	(1,313,569)	(2,831,642)	(1,216,851)
Total sales	529,199	503,870	849,328	960,808	1,780,576	1,196,197
General and Administrative Expenses
Accounting and legal (Note 8)	356,491	218,899	400,684	297,280	895,263	350,502
Bad debt expense	46,931		46,931
Depreciation	5,331	3,348	10,206	6,488	12,870	8,811
Insurance	22,605	16,538	51,330	38,776	76,659	29,793
Interest and accretion expense					1,242,808	277,219
Lease expense	54,926		111,630
Licenses, utilities and office administration	239,576	325,527	544,300	410,619	931,045	281,671
Management fees (Note 8)	55,683	114,430	185,261	167,274	420,202	219,120
Listing fees						465,481
Regulatory, filing and transfer agent fees	22,598	41,853	39,334	49,049	137,117	23,641
Rent	8,092	18,000	20,457	36,362	119,074	51,000
Salaries and wages	453,807	188,965	937,858	383,140	926,198	380,371
Stock-based compensation (Notes 8 and 11)	369,437	870,808	659,015	870,808	880,595	789,679
Transaction cost						330,324
Travel	41,436	11,703	92,337	13,726	56,214	28,237
Total	(1,812,866)	(1,917,758)	(3,455,523)	(2,383,809)	(5,865,987)	(3,442,762)
Loss Before Other Income (Expenses)	(1,283,667)	(1,413,888)	(2,606,195)	(1,423,001)	(4,085,411)	(2,246,565)
Other Income (Expenses)
Foreign exchange, net	1,914	(24,393)	(81,006)	(95,949)	(241,862)	(193,959)
Interest expense	(131,850)	(202,065)	(131,850)	(202,017)
Interest income	278,688		556,688		719,865	5,615
Loss on settlement (Note 19)	(239,328)		(239,328)
Management fee income	36,000		54,000		37,000
Other income			125,000
Write-off of assets	(1,008)		(1,008)		(38,809)	(873)
Write off of deposit						(250,000)
Equity pickup of investee	103,899	(23,939)	191,550	(31,559)	56,466
Early loan repayment penalty					(200,000)
Net Loss for the Period Before Income Tax	(1,235,352)	(1,664,285)	(2,132,149)	(1,752,526)	(3,752,751)	(2,685,782)
Income taxes
Deferred income tax recovery						1,144,080
Income tax expense		(99,394)		(222,948)		(239,358)
Net Loss for the Period	(1,235,352)	(1,763,679)	(2,132,149)	(1,975,474)	(3,752,751)	(1,781,060)
Other Comprehensive Income (Loss)
Foreign currency translation adjustment	(103,440)	(120,725)	15,753	(26,314)	(294,909)	(175,577)
Comprehensive Loss for the Period	$ (1,338,792)	$ (1,884,404)	$ (2,116,396)	$ (2,001,788)	$ (3,457,842)	$ (1,605,483)
Loss per Share - Basic and Diluted (in dollars per share)	$ (0.01)	$ (0.03)	$ (0.02)	$ (0.03)	$ (0.05)	$ (0.05)
Weighted Average Number of Shares Outstanding (shares)	101,841,511	66,697,215	101,495,573	57,236,016	69,548,041	38,934,166